Performance Management - First Eagle Global Income Builder Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following information provides an indication of the risks of investing in the Global Balanced Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/global-balanced-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the Global Balanced Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class A
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
*	For the period presented in the bar chart above.

Bar Chart Closing [Text Block]
Best Quarter*		Worst Quarter*
Fourth Quarter 2022	11.10%	First Quarter 2020	-15.78%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.10%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Performance Table Market Index Changed	Effective September 30, 2025, the Fund’s benchmark index changed from the composite index consisting of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index to the composite index consisting of 60% of the MSCI World Index and 40% of the Bloomberg Global Aggregate Bond Index. The Fund believes that the new index more closely reflects the Fund’s investment strategies.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years	Class R6 Inception (3/1/17)
First Eagle Global Balanced Fund
Class A Shares
Return Before Taxes	19.90%	7.93%	7.41%	—
Return After Taxes on Distributions	18.11%	6.57%	6.31%	—
Return After Taxes on Distributions and Sales of Fund Shares	12.01%	5.73%	5.55%	—
Class C Shares
Return Before Taxes	24.20%	8.18%	7.14%	—
Class I Shares
Return Before Taxes	26.46%	9.29%	8.22%	—
Class R6 Shares
Return Before Taxes	26.60%	9.37%	—	7.74%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	1.87%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.17%	-2.15%	1.26%	1.01%
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	21.09%	12.15%	12.17%	12.30%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)*	15.51%	7.13%	8.23%	8.26%
60% MSCI World Index/40% Bloomberg Global Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)	15.90%	6.35%	7.89%	7.87%

* Effective September 30, 2025, the Fund’s benchmark index changed from the composite index consisting of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index to the composite index consisting of 60% of the MSCI World Index and 40% of the Bloomberg Global Aggregate Bond Index. The Fund believes that the new index more closely reflects the Fund’s investment strategies.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/global-balanced-fund
Performance Availability Phone [Text]	800.334.2143